Average Annual Total Returns	18 Months Ended
Jun. 30, 2013
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.87%
Five Years	4.46%
Ten Years	6.49%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.41%
Five Years	2.02%
Ten Years	7.85%
Inception Date	Feb. 24, 1999
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.35%
Five Years	1.98%
Ten Years	7.81%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.96%
Five Years	1.67%
Ten Years	7.11%
Inception Date	Mar. 04, 1999
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.91%
Five Years	1.62%
Ten Years	7.07%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.56%
Five Years	(3.27%)
Ten Years	8.45%
Inception Date	Aug. 17, 1999
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.70%
Five Years	(3.21%)
Ten Years	8.53%
Inception Date	Jan. 04, 2001
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.03%
Five Years	5.15%
Ten Years	10.46%
Inception Date	Mar. 25, 1999
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.05%
Five Years	5.22%
Ten Years	10.52%
Inception Date	Apr. 21, 1999
Return After Taxes on Distributions | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.48%
Five Years	4.29%
Ten Years	6.35%
Return After Taxes on Distributions | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.07%
Five Years	1.74%
Ten Years	7.60%
Return After Taxes on Distributions | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.02%
Five Years	1.70%
Ten Years	7.56%
Return After Taxes on Distributions | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.58%
Five Years	1.33%
Ten Years	6.78%
Return After Taxes on Distributions | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.53%
Five Years	1.29%
Ten Years	6.75%
Return After Taxes on Distributions | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.18%
Five Years	(3.54%)
Ten Years	8.20%
Return After Taxes on Distributions | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.31%
Five Years	(3.48%)
Ten Years	8.27%
Return After Taxes on Distributions | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.77%
Five Years	4.97%
Ten Years	10.30%
Return After Taxes on Distributions | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.78%
Five Years	5.03%
Ten Years	10.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.57%
Five Years	4.02%
Ten Years	5.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.12%
Five Years	1.67%
Ten Years	6.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.07%
Five Years	1.64%
Ten Years	6.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.86%
Five Years	1.36%
Ten Years	6.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.82%
Five Years	1.33%
Ten Years	6.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.90%
Five Years	(2.66%)
Ten Years	7.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.99%
Five Years	(2.61%)
Ten Years	7.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.76%
Five Years	4.40%
Ten Years	9.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.79%
Five Years	4.46%
Ten Years	9.38%
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	(3.69%)
Ten Years	8.21%
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	(3.69%)
Ten Years	8.21%
Standard & Poor's 500 Index | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Russell 1000 Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Five Years	1.92%
Ten Years	7.52%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Five Years	1.92%
Ten Years	7.52%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Five Years	1.92%
Ten Years	7.52%
Tax-Managed Balanced Composite Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.68%
Five Years	4.68%
Ten Years	6.70%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.33%
Five Years	5.14%
Ten Years	10.45%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.33%
Five Years	5.14%
Ten Years	10.45%
Barclays 1-15 Year Municipal Bond Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.74%
Five Years	5.54%
Ten Years	4.68%